Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Mar. 31, 2017
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		¥ 13,066	¥ 26,581
Gross amounts offset in the consolidated balance sheets, assets		(2,277)	(7,522)
Net amounts presented in the consolidated balance sheets, assets		10,789	19,059
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(732)	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(3,132)
Net amount, assets		10,057	15,927
Gross amounts recognized, liabilities		34,770	19,798
Gross amounts offset in the consolidated balance sheets, liabilities		(2,277)	(7,522)
Net amounts presented in the consolidated balance sheets, liabilities		32,493	12,276
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(1,532)	(1,105)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(2,807)	(398)
Net amount, liabilities		28,154	10,773
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities		33,594	16,295
Gross amounts offset in the consolidated balance sheets, liabilities		(1,109)	(4,019)
Net amounts presented in the consolidated balance sheets, liabilities		32,485	12,276
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1]	(1,532)	(1,105)
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1]	(2,807)	(398)
Net amount, liabilities		28,146	10,773
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets		11,898	22,999
Gross amounts offset in the consolidated balance sheets, assets		(1,109)	(4,019)
Net amounts presented in the consolidated balance sheets, assets		10,789	18,980
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1]	(732)	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1]	0	(3,132)
Net amount, assets		10,057	15,848
Reverse repurchase, securities borrowing, and similar arrangements
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	[2]	1,168	3,582
Gross amounts offset in the consolidated balance sheets, assets	[2]	(1,168)	(3,503)
Net amounts presented in the consolidated balance sheets, assets	[2]	0	79
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, assets	[1],[2]	0	0
Net amount, assets	[2]	0	79
Gross amounts recognized, liabilities	[2]	1,176	3,503
Gross amounts offset in the consolidated balance sheets, liabilities	[2]	(1,168)	(3,503)
Net amounts presented in the consolidated balance sheets, liabilities	[2]	8	0
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	[1],[2]	0	0
Gross amounts not offset in the consolidated balance sheets, collateral, liabilities	[1],[2]	0	0
Net amount, liabilities	[2]	¥ 8	¥ 0

[1]	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.
[2]	Reverse repurchase agreements and securities borrowing, and similar transactions are reported within other assets in the consolidated balance sheets. Repurchase agreements and securities lending, and similar transactions are reported within other liabilities in the consolidated balance sheets.